Dividends	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Dividends
34	DIVIDENDS
In compliance with certain covenants, the company will not pay dividends for the years 2017 and 2018, except for transactions with non-controlling interests described in Note 36-d).